Equity Investments (Details) - Schedule of equity investments - USD ($)	Jun. 30, 2022	Jun. 30, 2021
Warrants [Member]
Common shares
Equity investments	$ 496,741	$ 496,526
Public companies [Member]
Common shares
Equity investments	$ 496,741	461,635
Public companies [Member] | Warrants [Member]
Common shares
Equity investments		$ 34,891